INVENTORY (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory, gross	$ 57,964,483	$ 52,864,229
Less: valuation allowance	583,202	672,706
Inventory, net	57,381,281	52,191,523
Powersport Vehicles
Inventory, gross	10,365,050	9,783,093
Automobiles and Trucks
Inventory, gross	$ 47,599,433	$ 43,081,136